CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net earnings (loss) for the year	$ (48,066)	$ (12,439)
Items not affecting cash:
Share-based compensation	3,195	2,426
Depreciation, depletion and amortization	32,050	38,777
Deferred income tax expense (recovery)	2,358	(9,749)
Unrealized foreign exchange loss (gain)	(100)	41
Finance costs	602	150
Write off of IVA receivable	151	194
Write off of mineral properties	45
Write down of warehouse inventory	233
Write down of inventory to net realizable value	576	2,676
Loss on asset disposal	43
Unrealized loss (gain) on other investments	19	80
Net changes in non-cash working capital	(684)	4,492
Cash from (used in) operating activities	(9,578)	26,648
Investing activites
Proceeds on disposal of property, plant and equipment	11
Mineral property, plant and equipment expenditures	(21,519)	(40,398)
Intangible asset expenditures	(280)
Redemption of (investment in) non-current deposits	3	1
Cash used in investing activities	(21,785)	(40,397)
Financing activities
Restricted cash		1,000
Repayment of loans payable	(1,343)	0
Repayment of lease liabities	(247)
Interest paid	(391)
Public equity offerings	23,557	8,273
Exercise of options	343	256
Share issuance costs	(716)	(640)
Cash from (used in) financing activites	21,203	8,889
Effect of exchange rate change on cash and cash equivalents	152	(41)
Increase (decrease) in cash and cash equivalents	(10,160)	(4,860)
Cash and cash equivalents, beginning of the year	33,376	38,277
Cash and cash equivalents, end of the year	$ 23,368	$ 33,376